Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6: -	PROPERTY AND EQUIPMENT, NET

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2019	2018

Cost:
Computers and electronic equipment	$3,531	$3,122
Office furniture and equipment	361	294
Leasehold improvements	264	169

	4,156	3,585
Accumulated depreciation:
Computers and electronic equipment	2,325	1,640
Office furniture and equipment	121	93
Leasehold improvements	41	20

	2,487	1,753

	$1,669	$1,832

Depreciation expenses for the years ended December 31, 2019, 2018 and 2017 amounted to $752, $657 and $537, respectively.